Capital and Reserves - Summary of Equity Attributed to Owners of The Parent - Movements in Other Reserves and Retained Earnings (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reserves Within Equity [Line Items]
Balance	£ 62,955	£ 64,160	£ 65,688
Comprehensive income and expense
Profit for the year	6,974	6,564	5,849
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	32	(2,597)	(2,967)
– reclassified and reported in profit for the year	291	0	0
– net investment hedges - net fair value gains/(losses) on derivatives	75	(16)	21
– net investment hedges - differences on exchange on borrowings	24	(163)	(18)
Cash flow hedges
– net fair value gains/(losses)	95	(257)	(246)
– reclassified and reported in profit for the year	32	90	53
– tax on net fair value (gains)/losses in respect of cash flow hedges	(32)	44	56
Investments held at fair value
– net fair value gains	9	0	0
Associates – share of OCI, net of tax	(17)	(98)	(115)
Retirement benefit schemes
– net actuarial gains/(losses)	382	105	(582)
– surplus recognition	(1)	10	(7)
– tax on actuarial (gains)/losses in respect of subsidiaries	(82)	(26)	75
Associates – share of OCI, net of tax	14	(34)	7
Employee share options
– value of employee services	76	88	115
Dividends and other appropriations
– ordinary shares	(4,904)	(4,747)	(3,476)
Perpetual hybrid bonds
– coupons paid	(6)
– tax on coupons paid	1
Non-controlling interests - acquisitions	(5)
Other movements	(4)	4	(35)
Balance	67,401	62,955	64,160
Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Balance	(6,830)	(3,974)	(914)
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	31	(2,582)	(2,948)
– reclassified and reported in profit for the year	291
– net investment hedges - net fair value gains/(losses) on derivatives	75	(16)	21
– net investment hedges - differences on exchange on borrowings	24	(163)	(18)
Investments held at fair value
Associates – share of OCI, net of tax	(18)	(95)	(115)
Perpetual hybrid bonds
Balance	(6,427)	(6,830)	(3,974)
Hedging Reserve
Disclosure Of Reserves Within Equity [Line Items]
Balance	(504)	(346)	(177)
Cash flow hedges
– net fair value gains/(losses)	95	(256)	(246)
– reclassified and reported in profit for the year	32	90	53
– tax on net fair value (gains)/losses in respect of cash flow hedges	(32)	44	56
Investments held at fair value
Associates – share of OCI, net of tax	1	(3)
Other changes in equity
Cash flow hedges reclassified and reported in total assets	45	(33)	(32)
Perpetual hybrid bonds
Balance	(363)	(504)	(346)
Fair Value Reserve
Disclosure Of Reserves Within Equity [Line Items]
Balance	(18)	13	6
Investments held at fair value
– net fair value gains	9
Retirement benefit schemes
Associates – share of OCI, net of tax	15	(31)	7
Perpetual hybrid bonds
Balance	6	(18)	13
Revaluation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Balance	179	179	179
Perpetual hybrid bonds
Balance	179	179	179
Other
Disclosure Of Reserves Within Equity [Line Items]
Balance	573	573	573
Perpetual hybrid bonds
Balance	573	573	573
Total Other Reserves
Disclosure Of Reserves Within Equity [Line Items]
Balance	(6,600)	(3,555)	(333)
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	31	(2,582)	(2,948)
– reclassified and reported in profit for the year	291
– net investment hedges - net fair value gains/(losses) on derivatives	75	(16)	21
– net investment hedges - differences on exchange on borrowings	24	(163)	(18)
Cash flow hedges
– net fair value gains/(losses)	95	(256)	(246)
– reclassified and reported in profit for the year	32	90	53
– tax on net fair value (gains)/losses in respect of cash flow hedges	(32)	44	56
Investments held at fair value
– net fair value gains	9
Associates – share of OCI, net of tax	(17)	(98)	(115)
Retirement benefit schemes
Associates – share of OCI, net of tax	15	(31)	7
Other changes in equity
Cash flow hedges reclassified and reported in total assets	45	(33)	(32)
Perpetual hybrid bonds
Balance	(6,032)	(6,600)	(3,555)
Retained Earnings Treasury Shares
Disclosure Of Reserves Within Equity [Line Items]
Balance	(5,150)	(5,261)	(5,242)
Employee share options
– treasury shares used for share option schemes	13	9
Purchase of own shares
– held in employee share ownership trusts	(82)	(17)	(117)
Perpetual hybrid bonds
Other movements	97	119	98
Balance	(5,122)	(5,150)	(5,261)
Retained Earnings Other
Disclosure Of Reserves Within Equity [Line Items]
Balance	47,191	45,495	43,799
Comprehensive income and expense
Profit for the year	6,801	6,400	5,704
Retirement benefit schemes
– net actuarial gains/(losses)	382	105	(582)
– surplus recognition	(1)	10	(7)
– tax on actuarial (gains)/losses in respect of subsidiaries	(82)	(26)	75
Associates – share of OCI, net of tax	(1)	(3)
Employee share options
– value of employee services	76	88	115
– treasury shares used for share option schemes	(17)	(16)
Dividends and other appropriations
– ordinary shares	(4,904)	(4,747)	(3,476)
Perpetual hybrid bonds
– coupons paid	(6)
– tax on coupons paid	1
Non-controlling interests - acquisitions	(5)
Other movements	(101)	(115)	(133)
Balance	£ 49,334	£ 47,191	£ 45,495